UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04803

Exact name of registrant as specified in charter:	Oppenheimer Municipal Fund on behalf of Oppenheimer Rochester Limited Term Municipal Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2015-06/30/2016

Item 1.

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ICA File Number: 811-04803
Reporting Period: 07/01/2015 - 06/30/2016
Oppenheimer Municipal Fund

============== Oppenheimer Rochester Limited Term Municipal Fund ===============

BRAZOS RIVER AUTHORITY

Ticker:                      Security ID:  106213GD7
Meeting Date: OCT 23, 2015   Meeting Type: Written Consent
Record Date:  SEP 04, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      Against      Management
2     Opt Out of the Releases (to Elect Not   None      Abstain      Management
      to Grant the Release Contained in
      Article VIII)

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RESOLUTE FOREST PRODUCTS INC.

Ticker:       RFP            Security ID:  76117W109
Meeting Date: JUN 01, 2016   Meeting Type: Annual
Record Date:  APR 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michel P. Desbiens       For       For          Management
1.2   Elect Director Jennifer C. Dolan        For       For          Management
1.3   Elect Director Richard D. Falconer      For       For          Management
1.4   Elect Director Richard Garneau          For       For          Management
1.5   Elect Director Jeffrey A. Hearn         For       For          Management
1.6   Elect Director Bradley P. Martin        For       For          Management
1.7   Elect Director Alain Rheaume            For       For          Management
1.8   Elect Director Michael S. Rousseau      For       For          Management
1.9   Elect Director David H. Wilkins         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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SABINE RIVER AUTHORITY OF TEXAS

Ticker:                      Security ID:  785652BV9
Meeting Date: OCT 23, 2015   Meeting Type: Written Consent
Record Date:  SEP 04, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      Against      Management
2     Opt Out of the Releases (to Elect Not   None      Abstain      Management
      to Grant the Release Contained in
      Article VIII)

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TRINITY RIVER AUTHORITY OF TEXAS

Ticker:                      Security ID:  896568BF8
Meeting Date: OCT 23, 2015   Meeting Type: Written Consent
Record Date:  SEP 04, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      Against      Management
2     Opt Out of the Releases (to Elect Not   None      Abstain      Management
      to Grant the Release Contained in
      Article VIII)

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Municipal Fund on behalf of
Oppenheimer Rochester Limited Term Municipal Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 26, 2016

*By:	/s/ Taylor V. Edwards
------------------------------------------
Taylor V. Edwards, Attorney in Fact